UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 29, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Onyx Capital Management, LLC
Address: Wall Street Plaza
         88 Pine Street
         5th Floor
         New York, NY  10005

13F File Number:  28-05543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      A. Arora
Title:     Chief Compliance Officer
Phone:     212-798-5400

Signature, Place, and Date of Signing:

     A. Arora   New York, NY     February 05, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $80,822 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HOLDINGS INC        CONVRT BONDS        00949PAB4     1325  1000000 PRN      SOLE    1             1000000        0        0
AMERICAN EAGLE OUTFITTERS   COMMON STOCK        02553E106      468    15000 SH  PUT  SOLE    1               15000        0        0
AMERICAN INTERNATIONAL GRO  COMMON STOCK        026874107      215     3000 SH  CALL SOLE    1                3000        0        0
ARCHER-DANIELS-MIDLAND CO   COMMON STOCK        039483102      799    25000 SH  CALL SOLE    1               25000        0        0
BOEING CO                   COMMON STOCK        097023105      267     3000 SH  CALL SOLE    1                3000        0        0
CITIGROUP INC               COMMON STOCK        172967101      334     6000 SH  CALL SOLE    1                6000        0        0
COMMERCE BANCORP INC/NJ     COMMON STOCK        200519106      353    10000 SH  PUT  SOLE    1               10000        0        0
CONOCOPHILLIPS              COMMON STOCK        20825C104      216     3000 SH  CALL SOLE    1                3000        0        0
CONOR MEDSYSTEMS INC        COMMON STOCK        208264101      392    12500 SH       SOLE    1               12500        0        0
EMCORE CORP                 CONVRT BONDS        290846AC8     1023  1000000 PRN      SOLE    1             1000000        0        0
ENERGY PARTNERS LTD         COMMON STOCK        29270U105      488    20000 SH       SOLE    1               20000        0        0
EQUINIX INC                 CONVRT BONDS        29444UAE6     5900  3000000 PRN      SOLE    1             3000000        0        0
EXELON CORP                 COMMON STOCK        30161N101      928    15000 SH  PUT  SOLE    1               15000        0        0
GENERAL ELECTRIC CO         COMMON STOCK        369604103      748    20100 SH  CALL SOLE    1               20100        0        0
GENZYME CORP                COMMON STOCK        372917104     1051    17060 SH       SOLE    1               17060        0        0
GOLD KIST INC               COMMON STOCK        380614107      210    10000 SH       SOLE    1               10000        0        0
GREY WOLF INC               COMMON STOCK        397888108      288    42000 SH  CALL SOLE    1               42000        0        0
GRIFFON CORPORATION         CONVRT BONDS        398433AC6     3594  3000000 PRN      SOLE    1             3000000        0        0
HANOVER COMPRESSOR CO       CONVRT BONDS        410768AE5     2459  1720000 PRN      SOLE    1             1720000        0        0
HEWLETT-PACKARD CO          COMMON STOCK        428236103      247     6000 SH  CALL SOLE    1                6000        0        0
HOME DEPOT INC              COMMON STOCK        437076102      201     5000 SH  CALL SOLE    1                5000        0        0
HUMAN GENOME SCIENCES INC   CONVRT BONDS        444903AK4     1061  1000000 PRN      SOLE    1             1000000        0        0
HUMAN GENOME SCIENCES INC   CONVRT BONDS        444903AM0      971  1000000 PRN      SOLE    1             1000000        0        0
HUNTSMAN CORP               COMMON STOCK        447011107      474    25000 SH       SOLE    1               25000        0        0
HUNTSMAN CORP               COMMON STOCK        447011107      518    27300 SH  CALL SOLE    1               27300        0        0
ISHARES RUSSELL 2000        COMMON STOCK        464287655     2621    33600 SH  PUT  SOLE    1               33600        0        0
ISHARES RUSSELL 2000        COMMON STOCK        464287655     1233    15800 SH  PUT  SOLE    1               15800        0        0
ISHARES RUSSELL 2000        COMMON STOCK        464287655      952    12200 SH  PUT  SOLE    1               12200        0        0
ISHARES RUSSELL 2000        COMMON STOCK        464287655     4197    53800 SH  PUT  SOLE    1               53800        0        0
JETBLUE AIRWAYS CORP        CONVRT BONDS        477143AC5     2160  2000000 PRN      SOLE    1             2000000        0        0
JONES APPAREL GROUP INC     COMMON STOCK        480074103      334    10000 SH  PUT  SOLE    1               10000        0        0
KING PHARMACEUTICALS INC    COMMON STOCK        495582108      164    10300 SH  PUT  SOLE    1               10300        0        0
KING PHARMACEUTICALS INC    COMMON STOCK        495582108      164    10300 SH  CALL SOLE    1               10300        0        0
LITHIA MOTORS INC-CL A      CONVRT BONDS        536797AB9     1468  1500000 PRN      SOLE    1             1500000        0        0
NEWALLIANCE BANCSHARES INC  COMMON STOCK        650203102      328    20000 SH  CALL SOLE    1               20000        0        0
NEWMONT MINING CORP         COMMON STOCK        651639106      564    12500 SH  CALL SOLE    1               12500        0        0
NOKIA CORP-SPON ADR         ADRS STOCKS         654902204      406    20000 SH  PUT  SOLE    1               20000        0        0
PHELPS DODGE CORP           COMMON STOCK        717265102      599     5000 SH  PUT  SOLE    1                5000        0        0
PIER 1 IMPORTS INC          CONVRT BONDS        720279AH1      916  1000000 PRN      SOLE    1             1000000        0        0
QUANTUM CORP                CONVRT BONDS        747906AE5     1806  2000000 PRN      SOLE    1             2000000        0        0
SANDISK CORP                CONVRT BONDS        55375VAB8     1303  1000000 PRN      SOLE    1             1000000        0        0
SCHERING-PLOUGH CORP        COMMON STOCK        806605101      260    11000 SH  CALL SOLE    1               11000        0        0
SCHLUMBERGER LTD            COMMON STOCK        806857108      253     4000 SH  CALL SOLE    1                4000        0        0
SEALED AIR CORP             COMMON STOCK        81211K100      247     3800 SH       SOLE    1                3800        0        0
SPDR TRUST SERIES 1         COMMON STOCK        78462F103     1416    10000 SH  CALL SOLE    1               10000        0        0
THE WALT DISNEY CO.         COMMON STOCK        254687106     2389    69700 SH       SOLE    1               69700        0        0
THORATEC CORP               CONVRT BONDS        885175AB5     1310  2000000 PRN      SOLE    1             2000000        0        0
TITANIUM METALS CORPORATIO  COMMON STOCK        888339207      496    16800 SH  CALL SOLE    1               16800        0        0
TITANIUM METALS CORPORATIO  COMMON STOCK        888339207     1476    50000 SH  CALL SOLE    1               50000        0        0
UNITED RENTALS INC          CONVRT BONDS        911365AH7     2571  2000000 PRN      SOLE    1             2000000        0        0
VERITAS DGC INC             CONVRT BONDS        92343PAE7    17817  5000000 PRN      SOLE    1             5000000        0        0
VISHAY INTERTECHNOLOGY INC  COMMON STOCK        928298108      677    50000 SH  PUT  SOLE    1               50000        0        0
WACHOVIA CORP               COMMON STOCK        929903102      854    15000 SH  CALL SOLE    1               15000        0        0
WACHOVIA CORP               COMMON STOCK        929903102     4653    81700 SH  CALL SOLE    1               81700        0        0
WCI COMMUNITIES INC         CONVRT BONDS        92923CAK0      973  1000000 PRN      SOLE    1             1000000        0        0
WHOLE FOODS MARKET INC      COMMON STOCK        966837106      469    10000 SH  CALL SOLE    1               10000        0        0
WILD OATS MARKETS INC       COMMON STOCK        96808B107      173    12000 SH  PUT  SOLE    1               12000        0        0
WILD OATS MARKETS INC       CONVRT BONDS        96808BAB3     1043  1000000 PRN      SOLE    1             1000000        0        0